10. DERIVATIVE LIABILITY (Details 2) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Number of Shares	96,926,000	44,118,000
Fair market value of stock	$ 0.08	$ 0.13
Conversion Price		$ 0.17
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Conversion Price	$ 0.06
Volatility	142.00%	116.00%
Risk-free interest rate	0.03%	0.14%
Life of Debendtures (years)	6 months	1 year 6 months
Maximum [Member]
Conversion Price	$ 0.13
Volatility	170.00%	119.00%
Risk-free interest rate	0.88%	0.71%
Life of Debendtures (years)	1 year 9 months	2 years 8 months 12 days